Debt	12 Months Ended
Jun. 30, 2011
Debt [Abstract]
DEBT
NOTE 5: DEBT
While the Company had no outstanding borrowings as of June 30, 2011, the amounts outstanding as of June 30, 2010 consisted of:

June 30,	2010

7.98% Private placement debt, paid at maturity in November 2010	$25,000
Revolving credit facility	50,000

Total outstanding debt	75,000
Less: Payable within one year	75,000

Long-term portion of outstanding debt	$0

The Company has a revolving credit facility with a group of banks expiring in June 2012. This agreement provides for unsecured borrowings of up to $150,000. Fees on this facility range from 0.07% to 0.15% per year on the average amount of the total revolving credit commitments during the year. Borrowings under this agreement carry variable interest rates tied to either LIBOR, prime, or the bank’s cost of funds at the Company’s discretion. Unused lines under this facility, net of outstanding letters of credit of $6,854 to secure certain insurance obligations, totaled $143,146 at June 30, 2011 and are available to fund future acquisitions or other capital and operating requirements. As of June 30, 2011, the Company had no outstanding borrowings on this revolving credit facility. At June 30, 2010, there was $50,000 outstanding on this facility with a weighted-average interest rate (including the associated interest rate swap) of 3.3%.
The Company has an agreement with Prudential Insurance Company for an uncommitted shelf facility that enables the Company to borrow up to $100,000 in additional long-term financing with terms of up to fifteen years. The agreement expires in February 2013. There were no borrowings under this agreement at June 30, 2011.
The revolving credit facility and uncommitted shelf facility contain restrictive covenants regarding liquidity, net worth, financial ratios, and other covenants. At June 30, 2011, the most restrictive of these covenants required that the Company have consolidated income before interest, taxes, depreciation and amortization at least equal to 300% of net interest expense. At June 30, 2011, the Company was in compliance with all covenants.